Events After the Reporting Period (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands									12 Months Ended
	Sep. 24, 2024 USD ($) $ / shares shares	Sep. 24, 2024 AUD ($)	Sep. 20, 2024 USD ($)	Sep. 20, 2024 AUD ($) $ / shares	Sep. 19, 2024 $ / shares	Jul. 25, 2024 USD ($) $ / shares shares	Jul. 24, 2024 USD ($) $ / shares shares	Jul. 24, 2024 AUD ($)	Jun. 30, 2024 AUD ($) shares	Jun. 30, 2023 AUD ($) shares	Jun. 30, 2022 AUD ($) shares	Oct. 23, 2024 USD ($)	Oct. 16, 2024 USD ($)	Oct. 09, 2024 USD ($)	Sep. 25, 2024 shares
IfrsStatementLineItems [Line Items]
Issued capital, shares						475,000			215,056,881	210,889,961	180,202,285
Public price | $ / shares						$ 0.01
Aggregate warrant purchase						475,000
Warrant purchase						475,000
Number of shares price						475,000
Net proceeds | $									$ 996,966	$ 19,059,988	$ 12,000,000
Public price | $ / shares						$ 5.00
Drill program | $												$ 29,000	$ 39,000	$ 41,000
Events after the reporting period [Member]
IfrsStatementLineItems [Line Items]
Issued capital, shares	430,000						475,000								473,000
Public price | $ / shares	$ 5.00					$ 6.92	$ 6.92
Gross proceeds	$ 2,150	$ 3,140,000				$ 3,300	$ 3,300	$ 4,900,000
Exercise price | $ / shares							$ 7.266
Option purchase up shares	43,000						47,500
Purchase of underwriters						47,500	47,500
Net proceeds | $						$ 2,030
Warrants to purchase						47,500
Convertible facility			$ 2,000	$ 1,000,000
Conversion price | $ / shares				$ 0.25	$ 0.53
Over-allotment option															43,000
Gross proceeds | $						$ 2,370
Net proceeds | $						$ 1,860